Assets held for sale and discontinued operations	12 Months Ended
Mar. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale and discontinued operations
10. Assets held for sale and discontinued operations

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.
(a) Assets held for sale
The following assets and liabilities were classified as held for sale:

	2023			2022
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Investment in GasT TopCo Limited	1,443	—	1,443	—	—	—
FAA derivative	—	(109)	(109)	—	—	—
The Narragansett Electric Company	—	—	—	4,129	(1,658)	2,471
UK Gas Transmission	—	—	—	5,871	(5,530)	341
Net assets held for sale	1,443	(109)	1,334	10,000	(7,188)	2,812
Gain on disposal of The Narragansett Electric Company
On 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO). The Group subsequently completed the NECO Sale to PPL Rhode Island Holdings, LLC on 25 May 2022 for cash consideration of £3.1 billion ($3.9 billion). NECO was part of our New England operating segment and is a retail distribution company providing electricity and gas to customers in Rhode Island. The associated assets and liabilities were presented as held for sale in the consolidated financial statements with effect from the year ended 31 March 2021.
10. Assets held for sale and discontinued operations continued
(a) Assets held for sale continued
As NECO did not represent a separate major line of business or geographical area of operation, it did not meet the criteria for classification as a discontinued operation and therefore its results are not separately disclosed on the face of the income statement. Financial information relating to the gain arising on the disposal of NECO is set out below:

£m
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets on disposal	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities on disposal	(1,801)
Net assets on disposal	2,675

Satisfied by:
Cash proceeds	3,081
Total consideration received	3,081
Less:
Financing costs[1]	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve[2]	145
Tax[3]	(231)
Post-tax gain on disposal	280
1.Relates to the transfer of hedge losses previously deferred within equity in respect of foreign exchange forward contracts which the Group entered into in order to manage its exposure to the foreign currency cash proceeds due from PPL Rhode Island Holdings, LLC.
2.The reclassification of the foreign currency translation reserve attributable to NECO comprises a gain of £496 million relating to the retranslation of NECO’s operations offset by a loss of £351 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NECO.
3.The high effective tax rate arising on the gain on sale is primarily a result of the tax base of the assets being significantly lower than the accounting base which includes non-deductible goodwill.
No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale. NECO generated profit after tax of £84 million for the period until 25 May 2022 (2022: £237 million; 2021: £104 million) which was recognised within continuing operations.
10. Assets held for sale and discontinued operations continued
(a) Assets held for sale continued
Gain on disposal of the UK Gas Transmission business
On 27 March 2022, the Group entered into an Acquisition Agreement to sell 100% of the UK Gas Transmission business in exchange for £4.0 billion of cash consideration and a 40% interest in a newly incorporated company, GasT TopCo Limited. The Group subsequently completed the sale on 31 January 2023. The other 60% interest in GasT TopCo Limited is owned by Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) (together, the ‘Consortium’).
The Group classified the associated assets and liabilities of the business as held for sale in the consolidated statement of financial position as at 31 August 2021, when the sale was considered to be highly probable following management approval of the sale timetable and communication thereof to potential buyers. Accordingly, the UK Gas Transmission business was also reported as held for sale in the consolidated statement of financial position as at 31 March 2022.
Financial information relating to the gain arising on the disposal of the UK Gas Transmission business is set out below:

£m
Intangible assets	180
Property, plant and equipment	4,981
Trade and other receivables	458
Pension assets	341
Cash and cash equivalents	5
Financing derivatives	96
Other assets	338
Total assets	6,399
Borrowings	(4,276)
Deferred tax liabilities	(800)
Other liabilities	(711)
Total liabilities	(5,787)
Net assets on disposal	612

Satisfied by:
Cash proceeds	4,032
Associate at fair value	1,443
Total consideration received	5,475
Less:
Transaction costs	(60)
Gain on disposal	4,803
No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale. The portion of the gain on disposal related to the remeasurement of the Group’s retained non-controlling investment to fair value is £1,198 million.
GasT TopCo Limited is an unlisted entity, and so no quoted price exists. The fair value has been determined with reference to the equity value of GasT TopCo Limited, derived through a valuation exercise performed under the discount dividend model (DDM) methodology. The DDM methodology involves estimating the future cash flows expected to be generated by the associate and discounting those back to their present value using an appropriate discount rate. Management has determined that the DDM methodology provides a reasonable estimate of the fair value of the associate interest at the date of acquisition.
On 27 March 2022, the Group also entered into an FAA with the Consortium. The FAA gives the Consortium the option to purchase the Group’s 40% equity interest in GasT TopCo Limited for £1.4 billion plus an annualised escalation factor. The FAA became binding following the settlement of the Acquisition Agreement and is exercisable in the period between 1 May and 31 July 2023. The window can further be deferred at the Group’s discretion by three months.
The FAA is a Level 3 derivative, which is accounted for at fair value, and the assumptions which are used to determine fair value are specific to the contract and not readily observable in active markets. Significant unobservable inputs include the valuation and volatility of GasT TopCo Limited’s unlisted equity. These inputs are used as part of a Black-Scholes option pricing model to produce the reported valuation. The fair value of the option as at 31 March 2023 is £109 million (31 March 2022: £nil). The FAA derivative will be extinguished when the option is either exercised or lapses. The option cannot be cash settled.
The Group’s interest in GasT TopCo Limited was immediately classified as held for sale with effect from 31 January 2023 together with the FAA derivative. The Group has not applied equity accounting in relation to its investment in GasT TopCo Limited.
10. Assets held for sale and discontinued operations continued
(b) Discontinued operations
UK Gas Transmission
As UK Gas Transmission represented a major separate line of business, the business was also classified as a discontinued operation in the prior year. The results of the business are shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. This is also reflected in the statement of comprehensive income, as well as earnings per share (EPS) being shown split between continuing and discontinued operations.
The summary income statement for the UK Gas Transmission business for the period until 31 January 2023 and the years ended 31 March 2022 and 2021 is as follows:

	2023	2022	2021
	£m	£m	£m
Discontinued operations
Revenue	1,604	1,362	1,114
Other operating costs	(889)	(725)	(620)
Operating profit	715	637	494
Finance income	21	—	—
Finance costs[1]	(363)	(230)	(75)
Profit before tax	373	407	419
Tax[2]	(93)	(236)	(82)
Profit after tax from discontinued operations	280	171	337
Gain on disposal	4,803	—	—
Total profit after tax from discontinued operations	5,083	171	337
1.Finance costs from discontinued operations include principal accretion of inflation-linked liabilities in the UK Gas Transmission business of £268 million (2022: £158 million; 2021: £38 million). Finance costs in the current year also include the remeasurement of the FAA derivative.
2.Of the £236 million tax charge in the year ended 31 March 2022, £145 million relates to an increase in deferred tax liability due to the change in the UK corporation tax rate.
The summary statement of comprehensive income for discontinued operations for the period until 31 January 2023 and the years ended 31 March 2022 and 2021 is as follows:

	2023	2022	2021
	£m	£m	£m
Profit after tax from discontinued operations	5,083	171	337
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(313)	309	(250)
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	(1)	(11)
Net losses in respect of cash flow hedging of capital expenditure	—	—	(2)
Tax on items that will never be reclassified to profit or loss	78	(94)	50
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	(235)	214	(213)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	1	3
Net gains/(losses) in respect of cost of hedging	4	(4)	(6)
Tax on items that may be reclassified subsequently to profit or loss	(2)	—	—
Total gains/(losses) from discontinued operations that may be reclassified subsequently to profit or loss	8	(3)	(3)
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(227)	211	(216)
Total comprehensive income for the year from discontinued operations	4,856	382	121
Details of the cash flows relating to discontinued operations are set out within the consolidated cash flow statement.